Palmer Square Absolute Return Fund
Class A Shares - PSQAX
Class I Shares – PSQIX

Summary Prospectus	May 19, 2011
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at www.palmersqurecap.com.  You may also obtain this information at no cost by calling 1-866-933-9033 or by sending an e-mail request to investorrelations@palmersquarecap.com.  The Fund's Prospectus and Statement of Additional Information, both dated May 16, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective
The investment objective of the Fund is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.  More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 25 of the Prospectus.
		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		5.75%		None
Maximum deferred sales charge (load)		1.00%1		None
Redemption fee (as a percentage of amount redeemed)		None		None
Wire fee or overnight check delivery fee		$20		$20
Retirement account fees (annual maintenance and redemption requests)		$15		$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.95%		1.95%
Distribution and/or service (12b-1) fees		0.25%		None
Other expenses2		0.84%		0.84%
Dividend and interest expense on short sales	0.25%		0.25%
Shareholder servicing fee	0.10%		0.10%
All other expenses	0.49%		0.49%
Acquired fund fees and expenses1,3		0.02%		0.02%
Total annual fund operating expenses		3.06%		2.81%
Fee waiver and/or expense reimbursement4		(0.29)%		(0.29)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)4		2.77%		2.52%
1.
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2.	These expenses are estimated for the current fiscal year.
3.	Estimated fees and expenses to be incurred indirectly by the Fund as a result of investing in exchange-traded funds or other investment companies as of the date of the Prospectus.
4.
The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.50% and 2.25% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively.  This agreement is effective until August 31, 2012 and is subject thereafter to annual re-approval of the agreement by the advisor and the Trust’s Board of Trustees.  This agreement may be terminated with the consent of the Trust's Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund’s Advisor.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$839	$1,440
Class I shares	$255	$844

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies
Palmer Square Capital Management LLC (“Palmer Square” or the “Advisor”), the Fund’s investment Advisor, seeks to achieve the Fund’s investment objective by delegating the management of Fund assets to a group of experienced investment managers with strong infrastructures that utilize a variety of investment strategies and styles (the “Sub-Advisors”).  The Advisor maintains primary responsibility for allocating Fund assets to the Sub-Advisors consistent with this premise and will select and determine the percentage of Fund assets to allocate to each Sub-Advisor.  The Advisor, however, retains discretion to invest the Fund’s assets in securities and other instruments directly.

The Sub-Advisors utilize a variety of strategies and styles in order to achieve favorable risk-adjusted returns over a market cycle through security selection and management of risk exposure.  The Advisor will allocate Fund assets to those Sub-Advisor strategies that individually provide the potential for attractive long-term capital appreciation and that collectively provide for overall investment diversification while also decreasing portfolio sensitivity to general market fluctuations.  The Sub-Advisors may not utilize all of the strategies all of the time due to the opportunistic and flexible nature of their investment approach and philosophy.  The performance of these strategies may not correlate to the performance of traditional markets because of the strategies’ focus on limiting downside investment risk.  The Fund may engage in frequent and active trading.

A Sub-Advisor may use one or more of the following investment strategies in connection with the management of Fund assets allocated to it for investment:

Long/Short Equity Investing employs long and short investing primarily in common and preferred stocks of issuers organized in the United States (“U.S. Issuers”) and abroad in both developed and emerging markets (“Foreign Issuers”) based on the Sub-advisor’s perception of such securities being overvalued or undervalued and desire to lessen exposure to general market risk.  In making sell decisions, the Sub-advisor considers, among other factors, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power.

Event Driven Investing seeks to take advantage of the impact of corporate events on the market value of company securities.  Corporate events include, but are not limited to, restructurings, mergers and acquisitions, distressed situations, reorganizations, spin-offs, leveraged buyouts and material litigation.  The Sub-Advisors utilizing this strategy may sell all or a portion of a Fund’s portfolio holding when, in their opinion, one or more of the primary occurrences ensue: (1) the arbitrage spread narrows to a level at which the risk-reward ratio is no longer favorable; (2) the Sub-Advisor becomes concerned about the status of the corporate event transaction; or (3) a more attractive security is identified.

Convertible Arbitrage Investing seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. This strategy involves purchasing a portfolio of convertible bonds, and hedging a portion of the equity risk, interest rate and credit risk of the bonds by selling the underlying common stock short.  The Sub-Advisors utilizing this strategy may sell all or a portion of a Fund’s portfolio holding when, in their opinion developed through fundamental and macroeconomic analysis, the credit profile of a security has deteriorated, projections of equity volatility and credit spreads have materially changed, or market and liquidity conditions are materially different.

Fixed Income, Long/Short Credit, and Distressed Debt Investing focuses primarily in debt securities of domestic and foreign (including emerging market) governments, government-related agencies, and companies, of all maturities and credit qualities, including corporate bonds, bank loans and distressed debt, and mortgage-backed securities.  Typical credit related investment strategies involve a long/short or event driven style similar to those described above in “Long/Short Equity Investing” and “Event Driven Investing”.  Securities may be reviewed for sale, among other factors, due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

Opportunistic/Global Macro Investing employs long positions and short positions across various U.S. and foreign markets, sectors and companies to benefit from those investments which have the highest probability for success (long positions) and those that have the highest probability for decline (short positions).  Securities may be reviewed for sale, among other factors, due to changes in the Sub-Advisors perception of the credit, interest rate, or currency risk of the portfolio or of an individual security.

Managed Futures Related Investing employs strategies to invest primarily in a portfolio of futures contracts and futures-related instruments, such as equity index futures, currency forwards, commodity futures and fixed income futures, involving four major asset classes: commodities, currencies, fixed income and equities.  Securities may be reviewed for sale, among other factors, due to changes in a particular trend, technical market factor, or market factor such as price.

Long Investing focuses on the purchase of equities and debt securities of U.S. Issuers and Foreign Issuers based on the Sub-advisor’s ability to capitalize on a rising market through appreciation.  In making sell decisions, the Sub-advisor considers, among other factors, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the Sub-advisor’s opinion, there has been a loss of a long-term competitive advantage.

General.  To implement the various strategies, the Fund may invest in a wide variety of securities and financial instruments, markets, and asset classes available in both U.S. and non-U.S. markets, including emerging markets.  These securities and financial instruments may include, but are not limited to, equity securities, debt securities of any credit quality and maturity, and derivatives based on a variety of underlying assets, including options, futures, forward contracts and swap agreements.

The Fund is non-diversified and therefore is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.

Principal Risks
The Fund's principal risks are described below.  Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•
General Market Risk.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

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Liquidity Risk.  The Fund may invest in securities that may have little or no active trading market.  The Fund may not be able to dispose of these securities promptly or at reasonable prices and may thereby experience losses and difficulty satisfying redemptions.

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New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

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Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Advisor or Sub-Advisors cannot successfully implement their investment strategies. Additionally, neither the Advisor nor certain Sub-Advisors have previously managed a mutual fund.

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Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•
Multi-Manager Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Advisor’s methodology in allocating the Fund’s investment to the Sub-Advisors is not successful or if one or more Sub-Advisors do not successfully implement their own investment strategies.

•	Portfolio Turnover Risk. The Fund may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Fund performance and higher tax liability for shareholders.

•	Absolute Return Risk. The Fund’s returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus.

•
Convertible Securities Risk.  The Fund’s investments in convertible securities fluctuate similar to that of other debt securities and is subject to the same risks as debt securities in general.  In addition, the market value of a convertible security may be influenced by the market price of the security into which the convertible security may be converted.

•
Debt Securities Risks.  The Fund’s investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk.  The Fund’s investment in junk bonds involves a greater risk of default.

•
Derivatives Risk.  A small investment in derivative instruments, or "derivatives," could have a potentially large impact on the Fund's performance.  Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include, but are not limited to liquidity risk, leverage risk and counterparty credit risk.

•
Distressed Securities Risk.  The Fund’s investment in distressed securities may involve a higher degree of credit risk, price volatility and liquidity risk.  These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default.  Valuing such instruments may be difficult and the Fund may lose all of its investment.

•
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•
ETF, Mutual Fund and Other Pooled Investment Vehicle Risk.  The Fund’s investment in ETFs, mutual funds, and other pooled investment vehicles generally reflects the risks of owning the underlying securities the ETF, mutual fund, or pooled investment vehicle holds. It may also be more expensive for the Fund to invest in an ETF, mutual fund or pooled investment vehicle rather than owning the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value.  Investing in ETFs, mutual funds, and other pooled investment vehicles may involve duplication of advisory fees and certain other expenses.

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Event-Driven Strategies Risk.  The Fund’s investments in event-driven strategies are inherently speculative, and require a Sub-advisor to make predictions about a corporate event and its impact on a company. The Sub-advisor may make inaccurate predictions and the anticipated event and/or contemplated corporate transaction may not occur at all, or may not take place as expected, resulting in the distribution of a new less valuable security in place of the security (or derivative). Such securities are subject to the risk of complete loss of value.

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Foreign Securities Risk.  The Fund’s investment in Foreign Issuers involves risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  In addition, the Fund’s investments in Foreign Issuers are also subject to currency risks.

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IPO Risk. The Fund may invest in securities that are acquired in an IPO or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933) and may be illiquid. The Fund consequently may not be able to dispose of these securities promptly at the price at which they are valued.

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Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

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Leverage Risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Mortgage-backed/Asset-backed Securities Risk.  The Fund’s investments in mortgaged-backed and other asset-backed securities involve interest-rate risk, prepayment risk and the loss of money if there are defaults on the loans underlying these securities. (See Debt Securities Risk above).

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Restricted Securities Risk.  The Fund may not be able to sell a restricted security (i.e., a 144A security) when the Sub-advisor considers it desirable to do so and/or may have to sell a security at a lower price. A restricted security which was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for  restricted securities than for more liquid securities.

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Short Sales Risk. Short sales may be considered a speculative technique.  In addition, under adverse market conditions, it may be difficult to purchase securities to meet short sale delivery obligations and portfolio securities may be required to be sold to raise the capital necessary to meet short sale obligations at times when fundamental investment considerations would not favor such sales.

Performance
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Advisor
Palmer Square Capital Management LLC is the Fund’s investment advisor.

Sub-Advisors
Argonaut Management, L.P., Cramer, Rosenthal, McGlynn, LLC, Forum Asset Management, LLC, Glaxis Capital Management, LLC, Madison Street Partners, LLC, Pinebank Asset Management, L.P., and SSI Investment Management, Inc. are the Sub-Advisors to the Fund.

Portfolio Managers

Advisor	Portfolio Manager	Managed the Fund Since:
Palmer Square Capital Management LLC	Christopher D. Long, President	Inception May 16, 2011
	Angie K. Long, CFA, Chief Investment Officer	Inception May 16, 2011
Sub-Advisor	Portfolio Manager	Managed the Fund Since:
Argonaut Management, L.P.	David Gerstenhaber, General Partner	Inception May 16, 2011
Cramer Rosenthal McGlynn, LLC	Jay Abramson, President and Chief Investment Officer	Inception May 16, 2011
Forum Asset Management, LLC	Ray Bakhramov, Principal and Portfolio Manager	Inception May 16, 2011
Glaxis Capital Management, LLC	Matthew Miller, CFA, Portfolio Manager Paul Holland, Portfolio Manager	Inception May 16, 2011 Inception May 16, 2011
Madison Street Partners, LLC	Steven C. Owsley, Portfolio Manager Drew M. Hayworth, CFA, Portfolio Manager Charles D. Leone II, Portfolio Manager	Inception May 16, 2011 Inception May 16, 2011 Inception May 16, 2011
Pinebank Asset Management, L.P.	Oren Cohen, Portfolio Manager Curt Schade, Portfolio Manager	Inception May 16, 2011 Inception May 16, 2011
SSI Investment Management, Inc.	George M. Douglas, Principal, Portfolio Manager, and Chief Investment Officer Alex Volz, Portfolio Manager	Inception May 16, 2011 Inception May 16, 2011

Purchase and Sale of Fund Shares
The following shows the Fund's investment minimums for various types of accounts:

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
Direct Regular Accounts	$2,500	$100
Direct Retirement Accounts	$2,500	$100
Automatic Investment Plan	$2,500	$100
Gift Account For Minors	$2,500	$100
Class I Shares
All Accounts	$1,000,000	$5,000

Shares of the Fund are redeemable through your broker-dealer or other financial intermediary, by mail, or by telephone on any day the New York Stock Exchange is open for business.  If you are purchasing or redeeming Fund shares through an intermediary such as a broker-dealer or bank, contact your intermediary directly.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.